CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net Income (loss)	$ (89,716)	$ (212)	$ (149,511)	$ (212)	$ (331,422)
Depreciation	383	116	766	116	1,593
Amortization of debt discount			33,333	0	37,500
Accounts payable and accrued expenses			96,032	0	162,890
Other assets			0	0	37,973
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES			(19,380)	(96)	(91,466)
Increase in fixed assets			(726)	0	(1,088)
NET CASH PROVIDED BY INVESTING ACTIVITIES			(726)	0	(1,088)
Capital Contributions			21,052	397	93,500
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES			21,052	397	93,500
Increase (Decrease) in cash and cash equivalents			946	301	946
Cash and Cash Equivalents, at Carrying Value, Beginning Balance			0	0	0
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 946	$ 301	$ 946	$ 301	$ 946